Schedule of Investments |Aggressive Growth Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.0%
	AEROSPACE & DEFENSE - 0.8%
639	TransDigm Group, Inc. *	$413,618

	APPAREL & TEXTILE PRODUCTS - 5.8%
2,579	Deckers Outdoor Corp. *	990,517
29,749	Tapestry, Inc. *	1,293,487
8,596	VF Corp.	705,216
		2,989,220
	BANKING - 1.0%
2,027	Signature Bank	497,933

	BIOTECH & PHARMA - 7.2%
1,834	Argenx SE - ADR *	552,162
20,294	Horizon Therapeutics PLC *	1,900,330
6,752	United Therapeutics Corp. *	1,211,376
		3,663,868
	CONSTRUCTION MATERIALS - 2.0%
10,193	Owens Corning	997,895

	CONTAINERS & PACKAGING - 2.2%
10,961	Crown Holdings, Inc.	1,120,324

	ELECTRICAL EQUIPMENT - 6.5%
11,434	Fortive Corp.	797,407
4,506	Generac Holdings, Inc. *	1,870,666
3,671	Trane Technologies PLC	675,978
		3,344,051
	ENGINEERING & CONSTRUCTION - 1.1%
6,411	Darling Ingredients, Inc. *	580,644

	FOOD - 1.3%
10,181	Darling Ingredients, Inc. *	687,218

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
4,816	Trex Company, Inc. *	492,243

	HEALTH CARE FACILITIES & SERVICES - 3.0%
6,460	Catalent, Inc. *	698,455
4,047	ICON PLC *	836,555
		1,535,010
	INDUSTRIAL SUPPORT SERVICES - 3.8%
6,126	United Rentals, Inc. *	1,954,255

	LEISURE FACILITIES & SERVICES - 3.5%
66,212	Bloomin’ Brands, Inc. *	1,796,994

	MACHINERY - 4.4%
4,991	Lincoln Electric Holdings, Inc.	657,365
9,435	Oshkosh Corp.	1,175,978
1,376	Parker-Hannifin Corp.	422,583
		2,255,926
	MEDICAL EQUIPMENT & DEVICES - 13.0%
46,042	Avantor, Inc. *	1,634,951
1,061	DexCom, Inc. *	453,047
1,694	Insulet Corp. *	465,020
14,484	Natera, Inc. *	1,644,369
2,963	Novocure Ltd. *	657,253
3,713	Repligen Corp. *	741,189
1,774	STERIS PLC	365,976
1,808	Teleflex, Inc.	726,436
		6,688,241
	RENEWABLE ENERGY - 2.4%
4,359	Enphase Energy, Inc. *	800,443
7,369	Sunrun, Inc. *	411,043
		1,211,486

Schedule of Investments |Aggressive Growth Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - DISCRETIONARY - 5.3%
5,294	Burlington Stores, Inc. *	$1,704,615
16,361	Foot Locker, Inc.	1,008,328
		2,712,943
	SEMICONDUCTORS - 10.8%
1,932	KLA Corp.	626,374
35,907	Marvell Technology Group Ltd.	2,094,455
4,239	Monolithic Power System, Inc.	1,583,055
3,217	Skyworks Solutions, Inc.	616,860
4,539	Teradyne, Inc.	608,044
		5,528,788
	SOFTWARE - 12.4%
1,161	ANSYS, Inc. *	402,937
5,778	Five9, Inc. *	1,059,627
498	HubSpot, Inc. *	290,195
17,373	Rapid7, Inc. *	1,644,007
3,787	RingCentral, Inc. *	1,100,426
3,055	Twilio, Inc. *	1,204,159
11,082	Varonis Systems, Inc. *	638,545
		6,339,896
	TECHNOLOGY HARDWARE - 3.0%
17,773	Seagate Technology Holdings PLC	1,562,780

	TECHNOLOGY SERVICES - 4.5%
1,940	EPAM Systems, Inc. *	991,262
1,678	MSCI, Inc.	894,508
4,020	TransUnion	441,437
		2,327,207

	TOTAL COMMON STOCK (Cost $32,708,253)	48,700,540

	MONEY MARKET FUND - 5.7%
2,939,954	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)
	(Cost $2,939,954)	2,939,954

	TOTAL INVESTMENTS - 100.7% (Cost $35,648,207)	$51,640,494
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7)%	(369,014)
	NET ASSETS - 100.0%	$51,271,480

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | International Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.1%
	AEROSPACE & DEFENSE - 1.4%
56,000	Safran SA (ADR)	$1,944,320

	AUTOMOTIVE - 4.0%
45,000	Magna International, Inc. - Class A	4,168,800
79,500	Valeo SA (ADR)	1,196,475
		5,365,275
	BANKING - 9.7%
41,539	DBS Group Holdings Ltd. (ADR)	3,702,786
83,000	DNB ASA (ADR)	1,810,645
28,700	HDFC Bank Ltd. (ADR) *	2,098,544
104,100	ICICI Bank Ltd. (ADR) *	1,780,110
189,000	Itau Unibanco Holding SA (ADR)	1,135,890
63,100	KBC Group NV (ADR)	2,410,105
		12,938,080
	CHEMICALS - 2.7%
13,400	Arkema SA (ADR)	1,674,464
95,000	BASF SE (ADR)	1,883,850
		3,558,314
	CONSTRUCTION MATERIALS - 1.8%
30,500	Xinyi Glass Holdings Ltd. (ADR)	2,450,675

	E-COMMERCE DISCRETIONARY - 0.4%
4,400	Pinduoduo, Inc. (ADR) *	558,888

	ELECTRIC UTILITIES - 1.8%
267,000	Enel SpA (ADR)	2,475,090

	ELECTRICAL EQUIPMENT - 1.8%
76,400	Schneider Electric SE (ADR)	2,413,476

	ENGINEERING & CONSTRUCTION - 3.0%
148,000	Vinci SA (ADR)	3,959,740

	FOOD - 3.0%
21,000	Kerry Group PLC (ADR)	2,958,375
40,000	Mowi ASA (ADR)	1,016,000
		3,974,375
	HEALTH CARE FACILITIES & SERVICES - 1.9%
10,000	Fresenius Medical Care AG & Co. (ADR)	415,700
10,100	ICON PLC *	2,087,771
		2,503,471
	HOUSEHOLD PRODUCTS - 0.8%
85,000	Kao Corp. (ADR)	1,044,650

	INDUSTRIAL SUPPORT SERVICES - 1.8%
8,100	Ashtead Group PLC (ADR)	2,413,071

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
156,500	Deutsche Boerse AG (ADR)	2,727,795

	INSURANCE - 6.9%
36,200	Ageas (ADR)	2,017,064
66,500	AIA Group Ltd. (ADR)	3,307,045
57,400	Muenchener Rueckversicherungs AG (ADR)	1,571,038
103,600	Sampo Oyj (ADR)	2,382,541
		9,277,688

Schedule of Investments | International Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET MEDIA & SERVICES - 6.0%
49,200	Naspers Ltd. (ADR)	$2,075,256
103,000	Prosus NV (ADR)	2,018,800
850	Shopify, Inc. *	1,241,833
38,400	Yandex NV *	2,716,800
		8,052,689
	LEISURE PRODUCTS - 1.3%
71,000	Shimano, Inc. (ADR)	1,689,800

	MACHINERY - 7.5%
58,500	Atlas Copco AB (ADR)	3,085,729
70,000	FANUC Corp. (ADR)	1,677,900
60,850	Techtronic Industries Co. (ADR)	5,332,286
		10,095,915
	MEDICAL EQUIPMENT & DEVICES - 6.4%
41,200	Alcon, Inc.	2,894,712
26,800	Hoya Corp. (ADR)	3,559,308
47,400	Smith & Nephew PLC (ADR)	2,059,056
		8,513,076
	METALS & MINING - 1.8%
29,000	Rio Tinto PLC (ADR)	2,432,810

	OIL & GAS PRODUCERS - 3.7%
148,000	Equinor ASA (ADR)	3,137,600
333,000	Galp Energia SGPS SA (ADR)	1,798,200
		4,935,800
	RETAIL - CONSUMER STAPLES - 0.7%
45,948	Pan Pacific International Holdings Corp. (ADR)	966,286

	SEMICONDUCTORS - 7.5%
6,250	ASML Holding NV (ADR)	4,317,750
13,000	NXP Semiconductors NV	2,674,360
25,900	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,112,144
		10,104,254
	SOFTWARE - 3.9%
13,800	Nice Ltd. (ADR) *	3,414,948
34,640	Open Text Corp.	1,759,712
		5,174,660
	SPECIALTY FINANCE - 1.7%
26,700	ORIX Corp. (ADR)	2,260,422

	TECHNOLOGY HARDWARE - 1.2%
21,438	FUJIFILM Holdings Corp. (ADR)	1,586,412

	TECHNOLOGY SERVICES - 5.5%
7,400	Adyen NV (ADR) *	363,636
43,000	Amadeus IT Group SA (ADR) *	3,037,950
75,000	Infosys Ltd. (ADR)	1,589,250
43,700	Pagseguro Digital Ltd. *	2,443,704
		7,434,540
	TELECOMMUNICATIONS - 1.9%
95,300	Nippon Telegraph & Telephone Corp. (ADR)	2,496,145

	TRANSPORTATION & LOGISTICS - 3.0%
52,800	Canadian Pacific Railway Ltd.	4,060,848

	TOTAL COMMON STOCK (Cost $88,890,691)	127,408,565

Schedule of Investments | International Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 5.6%
7,451,195	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)	$7,451,195
	(Cost $7,451,195)

	TOTAL INVESTMENTS - 100.7% (Cost $96,341,886)	$134,859,760
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7)%	(877,347)
	NET ASSETS - 100.0%	$133,982,413

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Diversification of Assets
Country	% of Net Assets
Japan	11.4%
Canada	8.4%
France	8.4%
Hong Kong	8.3%
Netherlands	7.0%
United Kingdom	5.1%
Denmark	4.9%
Norway	4.5%
India	4.1%
Ireland	3.8%
Belgium	3.3%
Singapore	2.8%
Brazil	2.7%
Israel	2.5%
Spain	2.3%
Sweden	2.3%
Taiwan	2.3%
Switzerland	2.2%
Russia	2.0%
Finland	1.8%
Italy	1.8%
South Africa	1.5%
Portugal	1.3%
China	0.4%
Total	95.1%
Money Market Fund	5.6%
Other Assets Less Liabilities - Net	(0.7)%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 76.9%
	BANKING - 0.8%
10,774	Western Alliance Bancorp	$1,000,366

	BIOTECH & PHARMA - 5.4%
18,734	Horizon Therapeutics PLC *	1,754,252
6,572	Neurocrine Biosciences, Inc. *	639,587
5,401	Vertex Pharmaceuticals, Inc. *	1,089,004
18,691	Zoetis, Inc.	3,483,255
		6,966,098
	CHEMICALS - 2.5%
16,730	FMC Corp.	1,810,186
4,997	Linde PLC	1,444,633
		3,254,819
	CONSTRUCTION MATERIALS - 1.0%
12,695	Owens Corning	1,242,841

	DIVERSIFIED INDUSTRIALS - 2.3%
16,353	Emerson Electric Co.	1,573,813
6,258	Honeywell International, Inc.	1,372,692
		2,946,505
	ELECTRIC UTILITIES - 1.2%
21,347	NextEra Energy, Inc.	1,564,308

	ELECTRICAL EQUIPMENT - 3.4%
26,732	Amphenol Corp. - Class A	1,828,736
13,796	Fortive Corp.	962,133
8,164	Trane Technologies PLC	1,503,319
		4,294,188
	HEALTH CARE FACILITIES & SERVICES - 1.4%
7,400	IQVIA Holdings, Inc. *	1,793,168

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
14,572	Intercontinental Exchange, Inc.	1,729,696

	INSURANCE - 2.7%
15,754	Arthur J. Gallagher & Co.	2,206,820
41,628	Equitable Holdings, Inc.	1,267,573
		3,474,393
	LEISURE FACILITIES & SERVICES - 1.4%
1,160	Chipotle Mexican Grill, Inc. *	1,798,394

	MACHINERY - 2.3%
5,527	Caterpillar, Inc.	1,202,841
14,366	Oshkosh Corp.	1,790,578
		2,993,419
	MEDICAL EQUIPMENT & DEVICES - 7.3%
10,988	Baxter International, Inc.	884,534
5,002	Danaher Corp.	1,342,337
16,458	Edwards Lifesciences Corp. *	1,704,555
5,934	Insulet Corp. *	1,628,942
2,364	Intuitive Surgical, Inc. *	2,174,029
3,963	Teleflex, Inc.	1,592,294
		9,326,691
	OIL & GAS PRODUCERS - 0.6%
13,284	ConocoPhillips	808,996

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - CONSUMER STAPLES - 3.6%
6,208	Costco Wholesale Corp.	$2,456,319
10,119	Dollar General Corp.	2,189,651
		4,645,970
	RETAIL - DISCRETIONARY - 7.2%
5,781	Burlington Stores, Inc. *	1,861,424
36,621	Foot Locker, Inc.	2,256,952
9,092	Lowe’s Cos, Inc.	1,763,575
3,742	Lululemon Athletica, Inc. *	1,365,718
3,364	O’Reilly Automotive, Inc. *	1,904,730
		9,152,399
	SEMICONDUCTORS - 12.9%
33,315	Advanced Micro Devices, Inc. *	3,129,278
5,155	Broadcom Ltd.	2,458,110
1,672	Lam Research Corporation	1,087,970
11,616	Maxim Integrated Products, Inc.	1,223,862
5,067	Monolithic Power Systems, Inc.	1,892,271
5,722	NVIDIA Corp.	4,578,172
10,302	NXP Semiconductors NV	2,119,327
		16,488,990
	SOFTWARE - 9.2%
2,285	HubSpot, Inc. *	1,331,515
5,008	Palo Alto Networks, Inc. *	1,858,218
25,788	Rapid7, Inc. *	2,440,318
6,538	ServiceNow, Inc. *	3,592,958
9,354	Synopsys, Inc. *	2,579,740
		11,802,749
	TECHNOLOGY HARDWARE - 2.4%
17,643	Seagate Technology Holdings PLC	1,551,349
20,894	Western Digital Corp. *	1,487,026
		3,038,375
	TECHNOLOGY SERVICES - 5.8%
20,164	CDW Corp.	3,521,643
5,066	EPAM Systems, Inc. *	2,588,523
9,066	Fidelity National Information Services, Inc.	1,284,380
		7,394,546
	TRANSPORTATION & LOGISTICS - 1.3%
21,625	Canadian Pacific Railway Ltd.	1,663,179

	TRANSPORTATION & EQUIPMENT - 0.8%
12,086	PACCAR, Inc.	1,078,676

	TOTAL COMMON STOCK (Cost $59,191,640)	98,458,766

	EXCHANGE TRADED FUND (A) - 19.6%
720,000	Timothy Plan US Large/Mid Cap Core ETF (Cost $18,061,200)	25,136,352

	MONEY MARKET FUND - 5.3%
6,815,423	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	6,815,423
	(Cost $6,815,423)

	TOTAL INVESTMENTS - 101.8% (Cost $84,068,263)	$130,410,541
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.8)%	(2,355,873)
	NET ASSETS - 100.0%	$128,054,668

*	Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Small Cap Value Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 80.8%
	AEROSPACE/DEFENSE - 3.3%
56,042	Kaman Corp.	$2,824,517
34,745	Moog, Inc.	2,920,665
		5,745,182
	APPAREL & TEXTILE PRODUCTS - 1.0%
16,613	Oxford Industries, Inc.	1,642,029

	BANKING - 13.9%
67,272	Columbia Banking System, Inc.	2,594,008
88,816	Great Western Bancorp, Inc.	2,912,277
44,834	Hilltop Holdings, Inc.	1,631,958
32,488	International Bancshares Corp.	1,395,035
73,500	Provident Financial Services, Inc.	1,682,415
76,611	Renasant Corp.	3,064,440
69,196	Sandy Spring Bancorp, Inc.	3,053,619
101,227	Simmons First National Corp.	2,970,000
49,754	Trustmark Corp.	1,532,423
88,810	Veritex Holdings, Inc.	3,144,762
		23,980,937
	CHEMICALS - 5.4%
61,219	Avient Corp.	3,009,526
17,731	Innospec, Inc.	1,606,606
107,960	PQ Group Holdings, Inc.	1,658,266
25,149	Stepan Co.	3,024,670
		9,299,068
	COMMERCIAL SUPPORT SERVICES - 1.7%
94,407	Healthcare Services Group, Inc.	2,980,429

	ELECTRIC UTILITIES - 3.4%
67,802	Avista Corp.	2,893,111
48,851	NorthWestern Corp.	2,941,807
		5,834,918
	ENGINEERING & CONSTRUCTION - 1.7%
37,144	Comfort Systems USA, Inc.	2,926,576

	FOOD - 3.7%
194,392	Hostess Brands, Inc. *	3,147,206
18,681	J & J Snack Foods Corp.	3,258,153
		6,405,359
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
42,453	UFP Industries, Inc.	3,155,956

	GAS & WATER UTILITIES - 0.9%
57,280	South Jersey Industries, Inc.	1,485,270

	HEALTH CARE FACILITIES & SERVICES - 1.2%
40,769	Aveanna Healthcare Holdings, Inc. *	504,313
51,347	Patterson Companies, Inc.	1,560,435
		2,064,748
	HOME CONSTRUCTION - 4.5%
47,319	Century Communities, Inc. *	3,148,606
60,854	Griffon Corp.	1,559,688
27,526	Masonite International Corp. *	3,077,132
		7,785,426
	HOUSEHOLD PRODUCTS - 1.7%
61,399	Central Garden & Pet Co. *	2,965,572

Schedule of Investments | Small Cap Value Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
28,208	AZZ, Inc.	$1,460,610

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
54,538	Moelis & Co.	3,102,667
23,353	Piper Sandler Companies	3,025,615
		6,128,282
	INSURANCE - 3.1%
55,251	Argo Group International Holdings Ltd.	2,863,659
66,781	James River Group Holdings Ltd.	2,505,623
		5,369,282
	LEISURE FACILITIES & SERVICES - 5.2%
51,146	Bloomin’ Brands, Inc. *	1,388,102
41,611	Chuy’s Holdings, Inc. *	1,550,426
27,111	Jack in the Box, Inc.	3,021,250
28,942	Papa John’s International, Inc.	3,022,702
		8,982,480
	MACHINERY - 5.5%
9,579	Alamo Group, Inc.	1,462,522
49,831	Altra Industrial Motion Corp.	3,240,012
34,776	Columbus McKinnon Corp.	1,677,594
76,718	Federal Signal Corp.	3,086,365
		9,466,493
	MEDICAL EQUIPMENT & DEVICES - 3.7%
21,684	CONMED Corp.	2,980,032
51,762	Merit Medical Systems, Inc. *	3,346,931
		6,326,963
	METALS & MINING - 1.0%
21,568	Encore Wire Corp.	1,634,639

	OIL & GAS PRODUCERS - 2.8%
86,202	Brigham Minerals, Inc.	1,835,241
65,660	PDC Energy, Inc.	3,006,571
		4,841,812
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
99,681	Radius Global Infrastructure, Inc. *	1,445,375

	RETAIL - DISCRETIONARY - 4.3%
38,570	Academy Sports & Outdoors, Inc. *	1,590,627
49,244	Monro, Inc.	3,127,486
60,341	Sonic Automotive, Inc.	2,699,656
		7,417,769
	SEMICONDUCTORS - 1.8%
133,838	Amkor Technology, Inc. *	3,167,945

	TECHNOLOGY HARDWARE - 2.0%
191,447	Viavi Solutions, Inc. *	3,380,954

	TECHNOLOGY SERVICES - 1.9%
138,070	Repay Holdings Corp. *	3,319,203

	TOTAL COMMON STOCK (Cost $109,271,392)	139,213,277

	EXCHANGE TRADED FUND (A) - 11.2%
580,000	Timothy Plan US Small Cap Core ETF (Cost $14,834,080)	19,335,228

	REITs - 6.6%
29,931	Community Healthcare Trust Inc	1,420,525
39,001	Easterly Government Properties, Inc.	822,141
62,552	National Storage Affiliates Trust	3,162,629
82,399	Plymouth Industrial REIT, Inc.	1,649,628
29,571	PotlatchDeltic Corp.	1,571,699
171,467	Summit Hotel Properties, Inc. *	1,599,787
63,258	Urban Edge Properties	1,208,228
	TOTAL REITs (Cost $10,118,960)	11,434,637

Schedule of Investments | Small Cap Value Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.7%
2,860,547	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	$2,860,547
	(Cost $2,860,547)

	TOTAL INVESTMENTS - 100.3% (Cost $137,084,979)	$172,843,689
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%	(563,013)
	NET ASSETS - 100.0%	$172,280,676

*	Non-income producing securities.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trusts.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 69.8%
	AEROSPACE/DEFENSE - 1.8%
23,063	General Dynamics Corp.	$4,341,840

	ASSET MANAGEMENT - 1.9%
61,114	Charles Schwab Corp.	4,449,710

	BANKING - 3.5%
49,718	BOK Financial Corp.	4,305,579
42,473	Western Alliance Bancorp	3,943,618
		8,249,197
	CABLE & SATELLITE - 1.9%
2,330	Cable One, Inc.	4,456,847

	CHEMICALS - 2.0%
17,211	Sherwin-Williams Co.	4,689,137

	DIVERSIFIED INDUSTRIALS - 3.7%
29,061	Eaton Corp. PLC	4,306,259
20,741	Honeywell International, Inc.	4,549,538
		8,855,797
	ELECTRIC UTILITIES - 3.4%
66,757	CMS Energy Corp.	3,944,004
47,840	WEC Energy Group, Inc.	4,255,368
		8,199,372
	ELECTRICAL EQUIPMENT - 0.9%
11,559	Hubbell, Inc.	2,159,684

	FOOD - 3.4%
30,466	JM Smucker Co.	3,947,480
47,305	McCormick & Co., Inc.	4,177,978
		8,125,458
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
37,499	Intercontinental Exchange, Inc.	4,451,131

	INSURANCE - 1.7%
29,413	Arthur J. Gallagher & Co.	4,120,173

	MACHINERY - 3.5%
34,530	Curtiss-Wright Corp.	4,100,783
24,437	Middleby Corp. *	4,233,955
		8,334,738
	MEDICAL EQUIPMENT & DEVICES - 5.5%
28,845	PerkinElmer, Inc.	4,453,956
21,065	STERIS PLC	4,345,710
26,329	Zimmer Biomet Holdings, Inc.	4,234,230
		13,033,896
	METALS & MINING - 1.9%
124,975	Freeport-McMoRan, Inc.	4,637,822

	OIL & GAS PRODUCERS - 3.3%
44,205	EOG Resources, Inc.	3,688,465
54,685	Valero Energy Corp.	4,269,805
		7,958,270
	RETAIL - CONSUMER STAPLES - 1.9%
21,164	Dollar General Corp.	4,579,678

	RETAIL - DISCRETIONARY - 5.7%
7,830	O’Reilly Automotive, Inc. *	4,433,424
35,895	Ross Stores, Inc.	4,450,980
24,858	Tractor Supply Co.	4,625,080
		13,509,484

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	SEMICONDUCTORS - 10.3%
6,385	ASML Holding N.V. (ADR)	$4,411,013
9,957	Broadcom, Inc.	4,747,896
30,061	Microchip Technology, Inc.	4,501,334
13,515	Monolithic Power Systems, Inc.	5,047,177
7,259	NVIDIA Corp.	5,807,926
		24,515,346
	SOFTWARE - 6.1%
34,505	Cadence Design Systems, Inc. *	4,720,974
18,155	Synopsys, Inc. *	5,006,967
10,793	Tyler Technologies, Inc. *	4,882,429
		14,610,370
	TECHNOLOGY SERVICES - 1.8%
16,536	CACI International, Inc. *	4,218,664

	TRANSPORTATION & LOGISTICS - 1.9%
20,188	Union Pacific Corp.	4,439,947

	TRANSPORTATION EQUIPMENT - 1.8%
53,361	Westinghouse Air Brake Technologies Corp.	4,391,610

	TOTAL COMMON STOCK (Cost $120,085,095)	166,328,171

	EXCHANGE TRADED FUNDS (A) - 25.0%
920,000	Timothy Plan High Dividend Stock ETF	27,480,400
920,000	Timothy Plan US Large/Mid Cap Core ETF	32,118,672
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	59,599,072

	REITs - 3.9%
22,044	Crown Castle International Corp.	4,300,784
16,913	Public Storage	5,085,570
	TOTAL REITs (Cost $6,754,975)	9,386,354

	MONEY MARKET FUND - 1.4%
3,207,058	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	3,207,058
	(Cost $3,207,058)

	TOTAL INVESTMENTS - 100.1% (Cost $176,111,528)	$238,520,655
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(209,893)
	NET ASSETS - 100.0%	$238,310,762

*	Non-income producing securities.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Affiliated Funds.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Fixed Income Fund
As of June 30, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.3%
	CORPORATE BONDS - 34.1%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,022,224
2,205,000	American Electric Power, Inc.	3.200	11/13/2027	2,385,631
2,210,000	Aptiv Corp.	4.150	3/15/2024	2,399,436
1,000,000	Canadian Pacific Railway Co.	2.900	2/1/2025	1,062,598
1,000,000	CBOE Global Markets, Inc.	3.650	1/12/2027	1,114,367
1,580,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,776,207
2,190,000	CSX Corp.	3.250	6/1/2027	2,406,295
1,520,000	Digital Realty Trust LP	3.700	8/15/2027	1,703,286
1,575,000	Dollar General Corp.	4.125	5/1/2028	1,807,196
750,000	Eaton Corp.	2.750	11/2/2022	774,371
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,063,803
855,000	European Investment Bank	2.375	6/15/2022	873,213
2,200,000	Healthpeak Properties, Inc.	3.500	7/15/2029	2,437,012
861,954	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,047,608
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	881,282
1,212,000	LYB International Finance BV	4.000	7/15/2023	1,295,488
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	903,638
2,185,000	NiSource, Inc.	3.490	5/15/2027	2,406,770
1,570,000	Nutrien Ltd.	4.000	12/15/2026	1,772,851
2,240,000	Phillips 66 Partners LP	3.605	2/15/2025	2,415,855
2,235,000	Province of Ontario Canada	2.500	4/27/2026	2,392,900
865,000	Province of Quebec Canada	2.375	1/31/2022	875,974
2,235,000	Sunoco Logistics Partners LP	4.250	4/1/2024	2,411,409
1,200,000	Ventas Capital Corp.	3.250	8/15/2022	1,228,049
1,577,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,725,970
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,051,605
	TOTAL CORPORATE BONDS (Cost $39,455,260)			41,235,038

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.2%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 27.3%
1,676,041	FNMA Pool CA8997	3.000	2/1/2051	1,787,838
1,118,969	FNMA Pool CB0855	3.000	6/1/2051	1,187,423
1,108,784	FNMA Pool CB0867	3.500	6/1/2051	1,182,318
1,159,549	FNMA Pool FM4053	2.500	8/1/2050	1,207,891
1,722,292	FNMA Pool FM5537	2.000	1/1/2036	1,778,989
1,530,351	FNMA Pool MA4258	3.500	2/1/2051	1,628,456
1,392,043	FNMA Pool MA4316	2.500	4/1/2036	1,458,537
1,442,129	FNMA Pool MA4329	2.000	5/1/2036	1,489,604
1,760,998	FNMA Pool MA4333	2.000	5/1/2041	1,794,068
871,098	FNMA Pool MA4366	2.500	6/1/2041	906,297
165,100	GNMA Pool G2 4520	5.000	8/20/2039	187,210
216,821	GNMA Pool G2 4947	5.000	2/20/2041	245,866
859,957	GNMA Pool G2 BN2662	3.000	10/20/2049	899,051
437,125	GNMA Pool G2 MA3376	3.500	1/20/2046	465,611
285,521	GNMA Pool G2 MA3596	3.000	4/20/2046	300,880
779,694	GNMA Pool G2 MA3663	3.500	5/20/2046	830,754
284,930	GNMA Pool G2 MA3736	3.500	6/20/2046	303,092
483,746	GNMA Pool G2 MA4004	3.500	10/20/2046	515,746
314,714	GNMA Pool G2 MA4509	3.000	6/20/2047	334,037
408,056	GNMA Pool G2 MA4652	3.500	8/20/2047	432,569
514,277	GNMA Pool G2 MA4719	3.500	9/20/2047	544,023
525,416	GNMA Pool G2 MA4778	3.500	10/20/2047	558,636
431,346	GNMA Pool G2 MA4901	4.000	12/20/2047	460,684
378,980	GNMA Pool G2 MA4963	4.000	1/20/2048	403,516
423,851	GNMA Pool G2 MA6092	4.500	8/20/2049	452,016
479,942	GNMA Pool G2 MA6156	4.500	9/20/2049	511,009
427,354	GNMA Pool G2 MA6221	4.500	10/20/2049	456,194
739,761	GNMA Pool G2 MA6338	3.000	12/20/2049	772,320
454,094	GNMA Pool G2 MA6477	4.500	2/20/2050	483,857
654,624	GNMA Pool G2 MA6478	5.000	2/20/2050	710,414
713,901	GNMA Pool G2 MA6544	4.500	3/20/2050	760,112
510,695	GNMA Pool G2 MA6545	5.000	3/20/2050	551,485
597,597	GNMA Pool G2 MA6600	3.500	4/20/2050	627,775

Schedule of Investments | Fixed Income Fund
As of June 30, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued) - 27.3%
$525,090	GNMA Pool G2 MA6601	4.000	4/20/2050	$555,742
523,096	GNMA Pool G2 MA6603	5.000	4/20/2050	564,767
1,434,032	GNMA Pool G2 MA7255	2.500	3/20/2051	1,486,279
774,053	GNMA Pool G2 MA7370	4.000	5/20/2051	825,821
945,000	GNMA Pool G2 MA7418	2.500	6/20/2051	980,802
1,775,000	GNMA Pool G2 MA7419	3.000	6/20/2051	1,864,825
26,218	GNMA Pool GN 723248	5.000	10/15/2039	30,482
341,499	GNMA Pool GN 783060	4.000	8/15/2040	372,365
132,633	GNMA Pool GN 783403	3.500	9/15/2041	142,360
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $32,884,139)			33,051,721

	GOVERNMENT NOTES & BONDS - 35.9%
2,165,000	United States Treasury Note	2.250	11/15/2024	2,289,488
13,070,000	United States Treasury Note	2.000	8/15/2025	13,760,770
8,260,000	United States Treasury Note	1.625	2/15/2026	8,567,169
9,635,000	United States Treasury Note	1.500	2/15/2030	9,738,877
4,540,000	United States Treasury Note	4.500	2/15/2036	6,238,421
1,000,000	United States Treasury Note	2.250	5/15/2041	1,041,875
1,560,000	United States Treasury Note	3.000	2/15/2049	1,869,074
	TOTAL GOVERNMENT NOTES & BONDS (Cost $42,812,190)			43,505,674

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $75,696,329)			76,557,395

	TOTAL BONDS AND NOTES (Cost $115,151,589)			117,792,433

Shares
	MONEY MARKET FUND - 5.1%
6,134,265	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)			6,134,265
	(Cost $6,134,265)

	TOTAL INVESTMENTS - 102.4% (Cost $121,285,854)			$123,926,698
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (2.4)%			(2,809,188)
	NET ASSETS - 100.0%			$121,117,510

FNMA - Federal National Mortgage Association.

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | High Yield Bond Fund
As of June 30, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.3%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$515,240
500,000	AerCap Global Aviation Trust, 3 mo. LIBOR + 4.30% (A)(B)	6.500	6/15/2045	537,532
3,000,000	Air Lease Corp. (B)	4.650	6/15/2170	3,116,250
1,000,000	Alliance Data Systems Corp. (A)	7.000	1/15/2026	1,073,250
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	979,890
1,125,000	Allied Universal Holdco LLC (A)	4.625	6/1/2028	1,128,648
500,000	AHP Health Partners, Inc. (A)	5.750	7/15/2029	507,500
1,000,000	Ashton Woods Finance Co. (A)	6.750	8/1/2025	1,039,895
293,000	Ashton Woods Finance Co. (A)	9.875	4/1/2027	328,734
500,000	Ashton Woods Finance Co. (A)	6.625	1/15/2028	534,598
125,000	Atlas LuxCompany (A)	4.625	6/1/2028	125,608
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	237,500
250,000	Bausch Health Cos, Inc. (A)	4.875	6/1/2028	255,625
125,000	Bausch Health Cos, Inc. (A)	5.000	2/15/2029	116,721
1,000,000	Bausch Health Cos, Inc. (A)	5.250	1/30/2030	931,250
50,000	Bausch Health Cos, Inc. (A)	5.250	2/15/2031	46,815
1,050,000	Beacon Roofing Supply, Inc. (A)	4.125	5/15/2029	1,048,730
500,000	Bidfair Holdings, Inc. (A)	5.875	6/1/2029	508,125
2,500,000	Burford Capital Global Finance LLC (A)	6.250	4/15/2028	2,629,150
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	513,537
500,000	BWX Technologies, Inc. (A)	4.125	6/30/2028	510,108
500,000	BWX Technologies, Inc. (A)	4.125	4/15/2029	510,020
500,000	Cascades, Inc. (A)	5.125	1/15/2026	534,152
500,000	Catalent Pharma Solutions, Inc. (A)	3.125	2/15/2029	484,908
250,000	Cemex SAB de CV (A)	3.875	7/11/2031	254,438
1,000,000	Central Garden & Pet Co. (A)	4.125	4/30/2031	1,014,050
500,000	Chemours Co.	7.000	5/15/2025	516,640
1,500,000	Chemours Co. (A)	5.750	11/15/2028	1,606,875
522,000	Clarios Global LP (A)	6.250	5/15/2026	556,583
1,000,000	Clarios Global LP (A)	8.500	5/15/2027	1,091,450
1,500,000	Colgate Energy Partners III, LLC (A)	5.875	7/1/2029	1,556,250
1,000,000	CommScope, Inc. (A)	8.250	3/1/2027	1,070,050
750,000	CommScope, Inc. (A)	7.125	7/1/2028	813,832
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	1,076,250
1,072,000	CQP Holdco, LP (A)	5.500	6/15/2031	1,118,353
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	257,550
1,500,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	1,543,800
1,000,000	Crowdstrike Holdings, Inc.	3.000	2/15/2029	1,002,200
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A)(B)	5.850	5/21/2043	464,887
350,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	227,500
1,000,000	Diversified Healthcare Trust	9.750	6/15/2025	1,108,815
250,000	DT Midstream, Inc. (A)	4.125	6/15/2029	254,145
750,000	DT Midstream, Inc. (A)	4.375	6/15/2031	765,000
1,694,000	Dycom Industries, Inc. (A)	4.500	4/15/2029	1,710,863
500,000	Emergent BioSolutions, Inc. (A)	3.875	8/15/2028	490,505
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	119,285
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	1,047,065
500,000	Freedom Mortgage Corp. (A)	7.625	5/1/2026	521,147
1,000,000	Freedom Mortgage Corp. (A)	6.625	1/15/2027	1,008,370
500,000	Genesis Energy LP	7.750	2/1/2028	515,680
2,125,000	Geo Group, Inc.	5.125	4/1/2023	2,021,406
250,000	GFL Environmental, Inc. (A)	3.750	8/1/2025	257,188
1,550,000	GFL Environmental, Inc. (A)	4.000	8/1/2028	1,533,454
50,000	GFL Environmental, Inc. (A)	4.750	6/15/2029	51,760
1,000,000	Global Partners LP	7.000	8/1/2027	1,062,000
1,000,000	Goodyear Tire & Rubber Co.	5.625	4/30/2033	1,056,060
500,000	Graham Packaging Co., Inc. (A)	7.125	8/15/2028	540,155
500,000	Gray Television, Inc. (A)	7.000	5/15/2027	542,255
1,250,000	Gray Television, Inc. (A)	4.750	10/15/2030	1,247,225
3,000,000	Howard Hughes Corp. (A)	4.375	2/1/2031	2,995,140
250,000	Icahn Enterprises Finance Corp.	4.750	9/15/2024	261,576
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	1,062,700
1,000,000	Icahn Enterprises Finance Corp. (A)	4.375	2/1/2029	998,275
2,455,000	ILFC E-Capital Trust I (A)(B)	3.660	12/21/2065	2,038,215
1,000,000	ILFC E-Capital Trust II (A)(B)	3.910	12/21/2065	854,550
100,000	Ingles Markets, Inc. (A)	4.000	6/15/2031	100,000
1,500,000	iStar, Inc.	5.500	2/15/2026	1,575,413

Schedule of Investments | High Yield Bond Fund
As of June 30, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.3% (Cont.)
$125,000	ITT Holdings, LLC (A)	6.500	8/1/2029	$127,858
250,000	Jazz Securities (A)	4.375	1/15/2029	259,513
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	262,500
750,000	Kaiser Aluminum Corp. (A)	4.500	6/1/2031	770,940
500,000	Ken Garff Automotive LLC (A)	4.875	9/15/2028	511,878
1,500,000	Koppers, Inc. (A)	6.000	2/15/2025	1,553,273
750,000	Ladder Capital Finance Corp. (A)	4.250	2/1/2027	749,400
750,000	Legacy LifePoint Health LLC (A)	4.375	2/15/2027	757,688
250,000	LifePoint Health, Inc. (A)	5.375	1/15/2029	244,104
250,000	Lithia Motors, Inc. (A)	3.875	6/1/2029	259,450
1,000,000	Lithia Motors, Inc. (A)	4.375	1/15/2031	1,072,495
1,250,000	LPL Holdings, Inc. (A)	4.000	3/15/2029	1,259,706
500,000	LPL Holdings, Inc. (A)	4.375	5/15/2031	506,930
250,000	Madison IAQ, LLC (A)	4.125	6/30/2028	252,813
750,000	Mercer International, Inc. (A)	5.125	2/1/2029	772,688
1,000,000	MGIC Investment Corp.	5.250	8/15/2028	1,061,250
2,000,000	Midwest Connector Capital Co. LLC (A)	4.625	4/1/2029	2,129,287
500,000	MSCI, Inc. (A)	3.625	11/1/2031	513,510
500,000	Nationstar Mortgage Holdings, Inc. (A)	6.000	1/15/2027	519,140
250,000	Nationstar Mortgage Holdings, Inc. (A)	5.500	8/15/2028	252,825
500,000	Navient Corp.	7.250	9/25/2023	553,253
2,000,000	New Residential Investment Corp. (A)	6.250	10/15/2025	2,005,900
250,000	NRG Energy, Inc. (A)	3.375	2/15/2029	245,503
250,000	NRG Energy, Inc. (A)	3.625	2/15/2031	245,988
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,074,220
1,000,000	Olin Corp.	5.625	8/1/2029	1,109,406
775,000	PBF Holding Co. LLC	7.250	6/15/2025	593,898
500,000	PBF Holding Co. LLC	6.000	2/15/2028	343,145
1,000,000	PBF Holding Co. LLC (A)	9.250	5/15/2025	1,008,695
125,000	PHH Mortgage Corp. (A)	7.875	3/15/2026	129,313
1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	1,538,887
2,000,000	Polar US Borrower, LLC (A)	6.750	5/15/2026	2,006,540
1,500,000	Rent-A-Center, Inc. (A)	6.375	2/15/2029	1,613,625
500,000	Scotts Miracle-Gro Co. (A)	4.000	4/1/2031	500,050
1,500,000	SeaWorld Parks & Entertainment, Inc. (A)	9.500	8/1/2025	1,610,647
1,250,000	Service Properties Trust	7.500	9/15/2025	1,416,803
500,000	Service Properties Trust	5.500	12/15/2027	534,690
500,000	Spirit AeroSystems, Inc. (A)	5.500	1/15/2025	532,775
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,036,875
1,500,000	STL Holding Co. LLC (A)	7.500	2/15/2026	1,582,500
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,052,400
1,250,000	Targa Resources Partners LP	5.500	3/1/2030	1,376,275
500,000	TEGNA, Inc. (A)	4.750	3/15/2026	533,125
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	401,060
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	1,045,000
1,759,000	TMS International Holding Corp. (A)	6.250	4/15/2029	1,849,148
1,250,000	TriMas Corp. (A)	4.125	4/15/2029	1,268,600
500,000	Trinity Industries, Inc.	4.550	10/1/2024	534,165
500,000	TTM Technologies, Inc. (A)	4.000	3/1/2029	503,655
1,000,000	Twilio, Inc.	3.625	3/15/2029	1,021,250
1,500,000	United Natural Foods, Inc. (A)	6.750	10/15/2028	1,617,285
500,000	Vista Outdoor, Inc. (A)	4.500	3/15/2029	510,355
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	779,062
250,000	Vistra Operations Co. LLC (A)	4.375	5/1/2029	251,562
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,252,912
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,553,760
500,000	Weekley Finance Corp. (A)	4.875	9/15/2028	519,230
	TOTAL CORPORATE BONDS (Cost $103,301,946)			107,711,546

	CONVERTIBLE BONDS - 4.2%
	OIL & GAS PRODUCERS - 2.8%
3,775,000	Cheniere Energy, Inc.	4.250	3/15/2045	3,217,085

	SPECIALTY FINANCE - 1.4%
1,275,000	MGIC Investment Corp. (A)	9.000	4/1/2063	1,679,812

	TOTAL CONVERTIBLE BONDS (Cost $4,333,154)			4,896,897

Schedule of Investments | High Yield Bond Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	PREFERRED STOCK - 0.5%
	INDUSTRIAL SUPPORT SERVICES - 0.5%
17,500	WESCO International, Inc., 0.625% (Cost $463,058)	$540,575

	MONEY MARKET FUND - 3.3%
3,870,654	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C)
	(Cost $3,870,654)	3,870,654

	TOTAL INVESTMENTS - 100.3% (Cost $111,968,812)	$117,019,672
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%	(290,456)
	NET ASSETS - 100.0%	$116,729,216

LIBOR - London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of June 30, 2021 is 0.15%.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $85,164,313 and represent 72.96% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at June 30, 2021.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Israel Common Values Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.0%
	AEROSPACE & DEFENSE - 2.3%
18,501	Elbit Systems Ltd.	$2,400,505

	APPAREL & TEXTILE PRODUCTS - 3.3%
24,063	Delta Galil Industries Ltd.	996,933
21,392	Fox Wizel Ltd.	2,451,365
		3,448,298
	AUTOMOTIVE - 0.1%
2,333	Electreon Wireless Ltd. *	140,832

	BANKING - 16.1%
108,000	Bank Hapoalim BM (ADR) *	4,309,200
629,000	Bank Leumi Le-Israel BM *	4,779,512
58,300	First International Bank Of Israel Ltd. *	1,867,890
532,000	Israel Discount Bank Ltd. *	2,533,878
105,000	Mizrahi Tefahot Bank Ltd. *	3,235,231
		16,725,711
	BIOTECH & PHARMA - 1.3%
39,000	Compugen Ltd. *	322,920
450,000	Enlight Renewable Energy Ltd. *	966,012
6,000	NRX Pharmaceuticals, Inc. *	69,720
		1,358,652
	CHEMICALS - 2.1%
309,902	ICL Group Ltd.	2,125,928

	CONSTRUCTION MATERIALS - 0.8%
178,000	Inrom Construction Industries Ltd.	819,395

	E-COMMERCE DISCRETIONARY - 0.5%
9,100	Global-e Online Ltd. *	519,428

	ELECTRIC UTILITIES - 1.9%
28,700	Ormat Technologies, Inc.	1,995,536

	FOOD - 1.4%
50,500	Strauss Group Ltd.	1,414,186

	HEALTH CARE FACILITIES & SERVICES - 4.0%
12,769	Danel Adir Yeoshua Ltd.	2,676,454
1,575,013	Novolog Ltd.	1,450,066
		4,126,520
	HOME & OFFICE PRODUCTS - 2.3%
116,585	Maytronics Ltd.	2,429,734

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
415,685	Tel Aviv Stock Exchange Ltd.	2,569,248

	INSURANCE - 4.9%
184,000	Harel Insurance Investments & Financial Services Ltd.	1,823,907
1,230,000	Migdal Insurance & Financial Holding Ltd. *	1,694,860
167,400	Phoenix Holdings Ltd. *	1,565,345
		5,084,112
	INTERNET MEDIA & SERVICES - 1.2%
5,100	Fiverr International Ltd. *	1,236,699

	LEISURE FACILITIES & SERVICES - 0.9%
10,300	Fattal Holdings 1998 Ltd. *	979,583

	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,700	Novocure Ltd. *	1,042,554

Schedule of Investments | Israel Common Values Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS PRODUCERS - 4.0%
62,968	Energean Oil & Gas PLC *	$621,088
5,600	Israel Corp. Ltd. *	1,697,272
2,000,000	Oil Refineries Ltd. *	515,575
7,000	Paz Oil Co. Ltd.	859,721
1,175,000	Ratio Oil Exploration 1992 LP *	487,885
		4,181,541
	REAL ESTATE OWNERS & DEVELOPERS - 11.8%
105,000	Alony Hetz Properties & Investments Ltd.	1,462,943
176,000	Amot Investments Ltd.	1,154,789
31,000	Azrieli Group Ltd.	2,183,367
40,000	Elco Ltd.	2,381,464
160,000	Gav-Yam Lands Corp Ltd.	1,532,484
100,000	Gazit-Globe Ltd.	721,498
16,380	Melisron Ltd. *	1,120,955
593,430	Mivne Real Estate KD Ltd.	1,721,011
		12,278,511
	RENEWABLE ENERGY - 1.8%
216,360	Energix-Renewable Energies Ltd.	830,646
3,600	SolarEdge Technologies, Inc. *	994,932
		1,825,578
	RETAIL - CONSUMER STAPLES - 3.3%
18,200	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,197,508
210,000	Shufersal Ltd.	1,671,751
27,315	Victory Supermarket Chain Ltd.	562,730
		3,431,989
	SEMICONDUCTORS - 6.0%
39,000	Nova Measuring Instruments Ltd. *	4,012,710
74,423	Tower Semiconductor Ltd. *	2,190,269
		6,202,979
	SOFTWARE - 14.4%
29,500	Cognyte Software Ltd. *	722,750
13,800	CyberArk Software Ltd. *	1,797,726
33,435	Hilan Ltd.	1,613,007
600	Monday.com Ltd. *	134,154
22,900	Nice Ltd. (ADR) *	5,666,834
60,000	One Software Technologies Ltd.	899,678
45,300	Sapiens International Corp. NV	1,190,031
34,200	Varonis Systems, Inc. *	1,970,604
21,500	Verint Systems, Inc. *	969,004
		14,963,788
	TECHNOLOGY HARDWARE - 2.0%
17,800	AudioCodes Ltd.	589,002
11,600	Kornit Digital Ltd. *	1,442,228
		2,031,230
	TECHNOLOGY SERVICES - 2.8%
86,783	Magic Software Enterprises Ltd.	1,408,488
56,210	Matrix IT Ltd.	1,520,093
		2,928,581
	WHOLESALE - DISCRETIONARY - 2.3%
20,300	Tadiran Holdings Ltd.	2,410,956

	TOTAL COMMON STOCK (Cost $52,307,185)	98,672,074

Schedule of Investments | Israel Common Values Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 1.3%
259,000	Reit 1 Ltd. * (Cost $1,256,747)	$1,368,722

	MONEY MARKET FUND - 3.7%
3,835,638	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)	3,835,638
	(Cost $3,835,638)

	TOTAL INVESTMENTS - 100.0% (Cost $57,399,570)	$103,876,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.0)%	(40,614)
	NET ASSETS - 100.0%	$103,835,820

*	Non-income producing securities.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Diversification of Assets
Country	% of Net Assets
Israel	89.9%
United States	4.8%
Jersey	1.0%
United Kingdom	0.6%
Total	96.3%
Money Market Fund	3.7%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK & RIGHTS - 21.3%
	AEROSPACE & DEFENSE - 0.1%
1,863	Suez S.A. *	$44,297

	AUTOMOTIVE - 0.1%
2,400	NGK Insulators Ltd.	40,306

	CHEMICALS - 3.0%
4,993	CF Industries Holdings, Inc.	256,890
1,297	Chemours Co.	45,136
6,651	Corteva, Inc.	294,972
1,605	FMC Corp.	173,661
3,251	K+S AG *	44,260
5,702	Mosaic Co.	181,951
7,069	Nutrien Ltd	428,452
682	OCI N.V. *	16,596
1,463	Sasol Ltd. (ADR) *	22,428
4,104	Sociedad Quimica Y Minera de Chile, SA (ADR)	194,242
		1,658,588
	CONSTRUCTION MATERIALS - 0.2%
2,400	AGC, Inc.	100,766

	DIVERSIFIED INDUSTRIALS - 0.2%
1,894	Pentair PLC	127,826

	FOOD - 0.9%
428	Bakkafrost P/F *	35,363
356	Beyond Meat, Inc. *	56,066
8,982	BRF SA (ADR) *	49,132
545	Cal-Maine Foods, Inc.	19,734
948	Darling Ingredients, Inc. *	63,990
743	Fresh Del Monte Produce, Inc.	24,430
815	Ingredion, Inc.	73,758
1,100	Maple Leaf Foods, Inc.	22,856
600	Morinaga Milk Industry Co. Ltd.	31,300
4,700	Nippon Suisan Kaisha Ltd.	22,401
1,279	Pilgrim’s Pride Corp. *	28,368
255	Sanderson Farms, Inc.	47,932
		475,330
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0% **
600	Canfor Corp. *	13,741
900	Sumitomo Forestry Co. Ltd.	16,501
		30,242
	GAS & WATER UTILITIES - 0.9%
403	American States Water Co.	32,063
671	American Water Works Co., Inc.	103,421
437	California Water Service Group	24,271
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	41,973
539	Essential Utilities, Inc.	24,632
1,328	Pennon Group PLC	20,831
1,154	Severn Trent PLC	39,871
1,944	United Utilities Group PLC	26,168
6,518	Veolia Environnement SA	196,875
		510,105
	HEALTH CARE FACILITIES & SERVICES - 0.7%
48,754	Brookdale Senior Living, Inc. *	385,157

	INTERNET MEDIA & SERVICES - 0.0% **
944	PhosAgro (ADR)	19,107

	MACHINERY - 1.3%
779	AGCO Corp.	101,566
4,046	CNH Industrial NV *	67,649
687	Deere & Co.	242,312
3,026	Evoqua Water Technologies Corp. *	102,218
7,900	Kubota Corp.	159,936
700	Kurita Water Industries Ltd.	33,616
		707,297
	METALS & MINING - 4.5%
1,501	Agnico Eagle Mines Ltd.	90,735
8,525	Alamos Gold, Inc.	65,216
2,243	Anglo American PLC	89,007
2,708	AngloGold Ashanti Ltd. (ADR)	50,315
1,391	Antofagasta PLC	27,585

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	METALS & MINING - 4.5% (Continued)
22,898	B2Gold Corp.	$96,401
1,550	BHP Group Ltd. (ADR)	112,887
234	BHP Group PLC (ADR)	13,967
2,352	Cameco Corp.	45,111
3,247	Cia De Minas Buenaventura (ADR) *	29,385
964	Cleveland-Cliffs, Inc. *	20,784
413	Compass Minerals International, Inc.	24,474
3,700	Endeavour Mining PLC	79,540
137	First Majestic Silver Corp.	2,166
2,600	First Quantum Minerals Ltd.	59,987
542	Franco-Nevada Corp.	78,628
2,135	Freeport-McMoRan, Inc.	79,230
8,858	Gold Fields Ltd. (ADR)	78,836
2,400	Hudbay Minerals, Inc.	15,990
21,177	Kinross Gold Corp.	134,474
2,802	Kirkland Lake Gold Ltd.	108,093
1,334	Lithium Americas Corp. *	19,797
3,123	Livent Corp. *	60,461
300	Lundin Mining Corp.	2,709
4,231	MMC Norilsk Nickel PJSC (ADR)	144,150
2,632	Newmont Corp.	166,816
3,416	Pan American Silver Corp.	97,595
766	Rio Tinto PLC (ADR)	64,260
730	Royal Gold, Inc.	83,293
1,144	Southern Copper Corp.	73,582
835	SSR Mining, Inc.	13,018
2,300	Sumitomo Metal Mining Co. Ltd.	89,625
2,543	Teck Resources Ltd. *	58,631
6,674	Vale SA (ADR)	152,234
1,249	Vedanta Ltd. (ADR)	17,736
2,489	Wheaton Precious Metals Corp.	109,690
8,737	Yamana Gold, Inc.	36,870
		2,493,278
	OIL & GAS PRODUCERS - 5.8%
4,673	APA Corp.	101,077
20,300	ARC Resources Ltd	172,951
8,106	Cabot Oil & Gas Corp.	141,531
8,383	Canadian Natural Resources Ltd.	304,135
290	Cenovus Energy, Inc.	2,778
1,701	CNX Resources Corp. *	23,236
4,626	ConocoPhillips	281,723
4,251	Continental Resources, Inc.	161,666
475	Devon Energy Corp.	13,865
888	Diamondback Energy, Inc.	83,374
1,026	Ecopetrol SA (ADR)	15,000
819	Eni SpA (ADR)	19,975
2,543	EOG Resources, Inc.	212,188
127	EQT Corp. *	2,827
463	Hess Corp.	40,429
34,900	Inpex Corp.	260,673
2,222	Lukoil PJSC (ADR)	205,802
1,380	Magnolia Oil & Gas Corp. *	21,569
6,109	Marathon Oil Corp.	83,205
711	Murphy Oil Corp.	16,552
306	Novatek OJSC (GDR)	67,106
7,365	Occidental Petroleum Corp.	230,304
1,141	Ovintiv, Inc.	35,907
2,800	Parex Resources, Inc. *	46,806
1,556	PDC Energy, Inc.	71,249
3,018	Petroleo Brasileiro SA (ADR)	36,910
927	Pioneer Natural Resources Co.	150,656
8,242	Rosneft Oil Company (GDR)	63,793
2,126	SM Energy Co.	52,363
9,131	Southwestern Energy Co. *	51,773
4,500	Suncor Energy, Inc.	107,894
4,100	Tourmaline Oil Corp.	117,308
504	YPF SA (ADR) *	2,359
		3,198,984
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
2,211	Archrock, Inc.	19,700
2,582	Baker Hughes, Inc.	59,050
2,561	ChampionX Corp. *	65,690
6,953	Halliburton Co.	160,753

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS SERVICES & EQUIPMENT (Continued) - 1.2%
3,172	Helmerich & Payne, Inc.	$103,502
2,874	NOV, Inc. *	44,030
3,391	Patterson-UTI Energy, Inc.	33,707
4,683	Schlumberger Ltd.	149,903
733	TechnipFMC PLC (France) *	6,575
1,311	TechnipFMC PLC *	11,865
		654,775
	RENEWABLE ENERGY- 0.8%
975	Atlantica Sustainable Infrastructure PLC	36,290
1,878	Ballard Power Systems, Inc. *	34,029
1,074	Canadian Solar, Inc. *	48,158
278	Enphase Energy, Inc. *	51,049
438	First Solar, Inc. *	39,643
1,300	GS Yuasa Corp.	33,206
2,163	Plug Power, Inc. *	73,953
476	Renewable Energy Group, Inc. *	29,674
183	SolarEdge Technologies, Inc. *	50,576
259	Varta AG *	39,929
		436,507
	STEEL - 1.1%
365	Allegheny Technologies, Inc. *	7,610
1,575	ArcelorMittal (ADR)	48,920
3,376	Commercial Metals Co.	103,711
15,931	Gerdau SA (ADR)	93,993
2,300	Hitachi Metals Ltd. *	44,015
3,900	JFE Holdings, Inc.	45,715
3,100	Kobe Steel Ltd.	19,914
6,400	Nippon Steel & Sumitomo Metal Corp.	108,031
475	Novolipetskiy Metallurgicheskiy Kombinat PAO (ADR)	14,963
782	Severstal (ADR)	16,813
841	Ternium S.A. (ADR)	32,345
2,893	United States Steel Corp.	69,432
		605,462
	TELECOMMUNICATIONS - 0.3%
7,020	Switch, Inc.	148,192

	WHOLESALE - CONSUMER STAPLES - 0.2%
1,360	Bunge Ltd.	106,284

	TOTAL COMMON STOCK & RIGHTS (Cost $9,039,240)	11,742,503

	EXCHANGE TRADED FUND - 1.9%
50,000	Invesco DB US Dollar Index Bearish Fund * (Cost - $1,082,743)	1,054,000

	REITs - 20.0%
11,500	Alexander & Baldwin, Inc.	210,680
8,000	American Assets Trust, Inc.	298,320
5,000	American Campus Communities, Inc.	233,600
13,000	American Homes 4 Rent	505,050
1,525	American Tower Corp.	411,964
10,600	Americold Realty Trust	401,210
13,000	Armada Hoffler Properties, Inc.	172,770
1,200	AvalonBay Communities, Inc.	250,428
3,000	Camden Property Trust	398,010
9,000	Cousins Properties, Inc.	331,020
4,000	Crown Castle International Corp.	780,400
4,000	CTO Realty Growth, Inc.	214,080
1,500	Digital Realty Trust, Inc.	225,690
1,020	Equinix, Inc.	818,652
900	Essex Property Trust, Inc.	270,009
12,500	Getty Realty Corp.	389,375
8,000	Healthcare Realty Trust, Inc.	241,600
14,000	Invitation Homes, Inc.	522,060
4,000	Life Storage, Inc.	429,400
14,000	Plymouth Industrial REIT, Inc.	280,280
998	PotlatchDeltic Corp.	53,044
7,300	Prologis, Inc.	872,569
1,600	Public Storage	481,104
690	Rayonier, Inc.	24,792
2,550	SBA Communications Corp.	812,685
1,800	Sun Communities, Inc.	308,520
7,400	Ventas, Inc.	422,540

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2021 (Unaudited) (Continued)

Shares		Coupon Rate %	Maturity	Fair Value

	REITs (Continued)- 20.0%
6,700	Welltower, Inc.			$556,770
1,726	Weyerhaeuser Co.			59,409
	TOTAL REITS (Cost $9,034,921)			10,976,031

Principal		Coupon Rate %	Maturity
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 26.6%
$1,115,917	TIPS	0.125	1/15/2024	1,202,082
991,732	TIPS	0.125	1/15/2025	1,152,900
867,854	TIPS	0.625	1/15/2026	1,021,570
1,066,021	TIPS	2.375	1/15/2027	1,306,923
1,245,059	TIPS	2.000	1/15/2028	1,397,286
1,236,498	TIPS	2.375	1/15/2028	1,495,831
1,274,444	TIPS	1.750	1/15/2029	1,476,357
1,007,519	TIPS	2.500	1/15/2029	1,299,172
2,426,206	TIPS	0.875	1/15/2031	2,674,314
1,073,134	TIPS	0.125	2/15/2041	1,621,587
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $11,809,650)			14,648,022

Shares
	CLOSED END FUND - 5.0%
299,000	Sprott Physical Silver Trust * (Cost $2,904,152)			2,774,720

Ounces
	ALTERNATIVE INVESTMENTS - 19.8%
6,143	Gold Bars * (Cost $7,240,876)			10,873,800

Shares
	MONEY MARKET FUND - 6.6%
3,618,877	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)			3,618,877
	(Cost $3,618,877)

	TOTAL INVESTMENTS - 101.2% (Cost $44,730,459)			$55,687,953
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.2)%			(676,414)
	NET ASSETS - 100.0%			$55,011,539

*	Non-income producing securities/investments.

**	Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Strategic Growth Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 56.9%
101,933	Timothy Plan High Dividend Stock ETF	$3,044,739
324,361	Timothy Plan International ETF	9,429,174
199,969	Timothy Plan US Large/Mid Cap Core ETF	6,981,238
111,831	Timothy Plan US Small Cap Core ETF	3,728,065
	TOTAL EXCHANGE TRADED FUNDS (Cost $18,042,070)	23,183,216

	MUTUAL FUNDS - 40.5% (B)
213,508	Timothy Plan Defensive Strategies Fund *	2,907,978
711,276	Timothy Plan Fixed Income Fund	7,461,282
204,553	Timothy Plan High Yield Bond Fund	2,033,252
317,554	Timothy Plan International Fund *	4,093,265
	TOTAL MUTUAL FUNDS (Cost $14,890,741)	16,495,777

	MONEY MARKET FUND - 2.7%
1,085,118	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C)	1,085,118
	(Cost $1,085,118)

	TOTAL INVESTMENTS - 100.1% (Cost $34,017,929)	$40,764,111
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(23,642)
	NET ASSETS - 100.0%	$40,740,469

*	Non-income producing securities.

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Conservative Growth Fund
As of June 30, 2021 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 39.2%
62,062	Timothy Plan High Dividend Stock ETF	$1,853,792
258,144	Timothy Plan International ETF	7,504,246
215,521	Timothy Plan US Large/Mid Cap Core ETF	7,524,183
113,423	Timothy Plan US Small Cap Core ETF	3,781,137
	TOTAL EXCHANGE FUNDS (Cost $15,733,963)	20,663,358

	MUTUAL FUNDS - 57.8% (B)
239,372	Timothy Plan Defensive Strategies Fund *	3,260,253
1,987,049	Timothy Plan Fixed Income Fund	20,844,141
294,267	Timothy Plan High Yield Bond Fund	2,925,010
269,931	Timothy Plan International Fund *	3,479,412
	TOTAL MUTUAL FUNDS (Cost $28,707,519)	30,508,816

	MONEY MARKET FUND - 3.0%
1,569,270	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C)	1,569,270
	(Cost $1,569,270)

	TOTAL INVESTMENTS - 100.0% (Cost $46,010,752)	$52,741,444
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.0)%	(381)
	NET ASSETS - 100.0%	$52,741,063

*	Non-income producing securities.

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at June 30, 2021.

Schedule of Investments | Growth & Income Fund
As of June 30, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 30.6%
	CORPORATE BONDS - 14.7%
$60,000	ABB Finance USA, Inc.	2.875	5/8/2022	$61,322
160,000	American Electric Power Company, Inc.	3.200	11/13/2027	172,871
160,000	Aptiv Corp.	4.150	3/15/2024	173,612
55,000	Canadian Pacific Railway Co.	2.900	2/1/2025	58,393
55,000	CBOE Global Markets, Inc.	3.650	1/12/2027	61,206
85,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	95,435
160,000	CSX Corp.	3.250	6/1/2027	175,618
135,000	Digital Realty Trust LP	3.700	8/15/2027	151,182
80,000	Dollar General Corp.	4.125	5/1/2028	91,687
120,000	Eaton Corp.	2.750	11/2/2022	123,875
110,000	Energy Transfer LP	4.250	4/1/2024	118,624
45,000	European Investment Bank	2.375	6/15/2022	45,948
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	132,628
45,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	45,837
114,000	LYB International Finance BV	4.000	7/15/2023	121,806
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	126,710
110,000	NiSource, Inc.	3.490	5/15/2027	121,049
85,000	Nutrien Ltd.	4.000	12/15/2026	95,825
160,000	Phillips 66 Partners LP	3.605	2/15/2025	172,390
120,000	Province of Ontario Canada	2.500	4/27/2026	128,274
45,000	Province of Quebec Canada	2.375	1/31/2022	45,562
190,000	Ventas Capital Corp.	3.250	8/15/2022	194,408
142,000	WEC Energy Group, Inc.	3.550	6/15/2025	155,242
60,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	63,063
	TOTAL CORPORATE BONDS (Cost $2,584,896)			2,732,567

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.9%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 9.4%
68,410	FNMA FN CA8897	3.000	2/1/2051	72,952
54,949	FNMA FN CB0855	3.000	6/1/2051	58,294
54,693	FNMA FN CB0867	3.500	6/1/2051	58,304
71,762	FNMA FN FM5537	2.000	1/1/2036	74,102
14,227	FNMA FN MA4258	3.500	2/1/2051	15,134
53,540	FNMA FN MA4316	2.500	4/1/2036	56,081
24,694	FNMA FN MA4329	2.000	5/1/2036	25,499
74,408	FNMA FN MA4333	2.000	5/1/2041	75,782
60,197	GNMA Pool G2 BN2662	3.000	10/20/2049	62,915
77,762	GNMA Pool G2 MA3376	3.500	1/20/2046	82,805
59,378	GNMA Pool G2 MA3596	3.000	4/20/2046	62,554
51,980	GNMA Pool G2 MA3663	3.500	5/20/2046	55,367
68,599	GNMA Pool G2 MA3736	3.500	6/20/2046	72,950
22,307	GNMA Pool G2 MA4509	3.000	6/20/2047	23,670
67,740	GNMA Pool G2 MA4652	3.500	8/20/2047	71,789
65,453	GNMA Pool G2 MA4719	3.500	9/20/2047	69,219
58,211	GNMA Pool G2 MA6092	4.500	8/20/2049	62,043
47,225	GNMA Pool G2 MA6156	4.500	9/20/2049	50,253
49,383	GNMA Pool G2 MA6221	4.500	10/20/2049	52,685
64,224	GNMA Pool G2 MA6338	3.000	12/20/2049	67,030
42,306	GNMA Pool G2 MA6478	5.000	2/20/2050	45,871
55,270	GNMA Pool G2 MA6544	4.500	3/20/2050	58,813
35,996	GNMA Pool G2 MA6545	5.000	3/20/2050	38,837
46,415	GNMA Pool G2 MA6600	3.500	4/20/2050	48,745
43,758	GNMA Pool G2 MA6601	4.000	4/20/2050	46,284
62,459	GNMA Pool G2 MA6603	5.000	4/20/2050	67,376
68,991	GNMA Pool G2 MA7255	2.500	3/20/2051	71,483
54,581	GNMA Pool G2 MA7370	4.000	5/20/2051	58,197
50,000	GNMA Pool G2 MA7418	2.500	6/20/2051	51,879
85,000	GNMA Pool G2 MA7419	3.000	6/20/2051	89,275
4,229	GNMA Pool GN 723248	5.000	10/15/2039	4,913
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,735,791)			1,751,101

Schedule of Investments | Growth & Income Fund
As of June 30, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 6.5%
$70,000	United States Treasury Note	0.125	1/15/2024	$69,576
240,000	United States Treasury Note	0.375	12/31/2025	235,547
120,000	United States Treasury Note	1.625	2/15/2026	124,430
295,000	United States Treasury Note	1.500	2/15/2030	298,134
80,000	United States Treasury Note	4.500	2/15/2036	109,903
50,000	United States Treasury Note	2.250	5/15/2041	52,078
130,000	United States Treasury Note	3.000	2/15/2049	155,716
190,000	United States Treasury Note	1.375	8/15/2050	160,283
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $1,209,972)			1,205,667

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,945,763)			2,956,768

	TOTAL BONDS & NOTES (Cost $5,530,659)			5,689,335

Shares
	EXCHANGE TRADED FUND (A) - 67.8%
422,000	Timothy Plan High Dividend Stock ETF (Cost $10,365,701)			12,605,140

	MONEY MARKET FUND - 1.9%
350,700	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)			350,700
	(Cost $350,700)

	TOTAL INVESTMENTS - 100.3% (Cost $16,247,060)			$18,645,175
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%			(42,293)
	NET ASSETS - 100.0%			$18,602,882

ETF - Exchange Traded Fund.

FNMA - Federal National Mortgage Association.

GNMA - Government National Mortgage Association.

LP - Limited Partnership.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2021.